Non-cash operating items (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Changes In Non Cash Operating Items [Abstract]
Trade and other receivables	$ 137.7	$ 44.9	$ 132.9	$ 9.1
Fuel and natural gas in storage	(7.3)	(7.3)	14.9	9.8
Supplies and consumables inventory	(0.8)	3.6	1.5	(0.2)
Income taxes recoverable	5.3	1.1	0.8	4.6
Prepaid expenses	16.3	8.6	25.9	11.9
Accounts payable, accrued liabilities and other	6.7	17.3	(134.8)	(41.6)
Current income tax liability	(5.1)	0.9	5.6	(5.6)
Net regulatory assets and liabilities	9.8	(10.4)	(47.9)	(26.2)
Changes in non-cash operating items	$ 162.6	$ 58.7	$ (1.1)	$ (38.2)